Other operating income (Loss) - Personnel expenses and cost of material (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel expenses and cost of material
Personnel expenses	€ 458,738	€ 377,587	€ 388,050
Statutory retirement insurance expenses	25,146	17,041	15,106
Social security expenses	62,136	58,276	55,894
Cost of materials	122,044	118,918	120,568
Foreign
Personnel expenses and cost of material
Personnel expenses	340,362	256,259	284,452
Statutory retirement insurance expenses	21,094	9,788	9,066
Cost of materials	€ 97,254	€ 88,192	€ 90,901